INVESTMENTS, Debt Securities and Investments Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held-to-maturity, Cost or Amortized cost, current	$ 2,432,077	$ 2,960,155
Held-to-maturity, Cost or Amortized cost, noncurrent	34,652	39,385
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Fair value, current	3,943,354	3,245,212
Available-for-sale, Fair value, noncurrent	1,300,222	2,076,450
Available For Sale and Held To Maturity Securities Fair Value To Amortized Cost And Investment At Fair Value [Abstract]
Cost or Amortized cost	7,695,197	8,331,168
Gross unrecognized gains	1,384	236
Gross unrecognized losses	(41)	(531)
Gross unrealized gains	17,403	8,513
Gross unrealized losses	(2,295)	(18,479)
Fair value	7,711,648	8,320,907
Time Deposits [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held-to-maturity, Cost or Amortized cost, current	2,420,776	2,943,881
Held-to-maturity, Cost or Amortized cost, noncurrent	7,154
Held-to-maturity, Fair value, current	2,420,776	2,943,881
Held-to-maturity, Fair value, noncurrent	7,154
Sovereign Debt Securities [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held-to-maturity, Cost or Amortized cost, current		16,274
Held-to-maturity, Cost or Amortized cost, noncurrent	27,498
Held-to-maturity, Gross unrecognized gains, current		0
Held-to-maturity, Gross unrecognized gains, noncurrent	1,355
Held-to-maturity, Gross unrecognized losses, current		(34)
Held-to-maturity, Gross unrecognized losses, noncurrent	(38)
Held-to-maturity, Fair value, current		16,240
Held-to-maturity, Fair value, noncurrent	28,815
Sovereign and Corporate Debt Securities [Member]
Debt Securities, Held-to-Maturity, Fair Value to Amortized Cost [Abstract]
Held-to-maturity, Cost or Amortized cost, current	11,301
Held-to-maturity, Cost or Amortized cost, noncurrent		39,385
Held-to-maturity, Gross unrecognized gains, current	29
Held-to-maturity, Gross unrecognized gains, noncurrent		236
Held-to-maturity, Gross unrecognized losses, current	(3)
Held-to-maturity, Gross unrecognized losses, noncurrent		(497)
Held-to-maturity, Fair value, current	11,327
Held-to-maturity, Fair value, noncurrent		39,124
Debt Securities, Available-for-Sale, Fair Value to Amortized Cost [Abstract]
Available-for-sale, Cost or amortized cost, current	3,939,498	3,238,181
Available-for-sale, Cost or amortized cost, noncurrent	1,288,970	2,093,447
Available-for-sale, Gross unrealized gains, current	4,603	7,873
Available-for-sale, Gross unrealized gains, noncurrent	12,800	640
Available-for-sale, Gross unrealized losses, current	(747)	(842)
Available-for-sale, Gross unrealized losses, noncurrent	(1,548)	(17,637)
Available-for-sale, Fair value, current	3,943,354	3,245,212
Available-for-sale, Fair value, noncurrent	$ 1,300,222	$ 2,076,450